Significant accounting estimates and assumptions - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	₩ 2,595,642	₩ 1,820,324
Financial assets at amortised cost, class [member] | Woori card [Member]
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	7,217
Financial assets at amortised cost, class [member] | Woori Financial Capital Co., Ltd. [Member]
Disclosure of changes in accounting estimates [line items]
Loans subject to deferred repayment inclusive of interest	103,974
Covid Nineteen [Member] | Financial assets at amortised cost, class [member] | Woori card [Member]
Disclosure of changes in accounting estimates [line items]
Cumulative increase in the expected credit losses	170
Covid Nineteen [Member] | Financial assets at amortised cost, class [member] | Woori Financial Capital Co., Ltd. [Member]
Disclosure of changes in accounting estimates [line items]
Cumulative increase in the expected credit losses	₩ 15,916